Other long term obligations	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other long-term obligations	Other long-term obligations

	Note	December 31, 2021	December 31, 2020
			Note 22
Directors' deferred stock unit plan	19(c)	$17,515	$10,761
Deferred gain on sale-leaseback	15(a)	2,954	4,748
Obligation related to acquisition earn-out liability	12	3,098	—
Other		2,833	3,341
		$26,400	$18,850
a) Deferred gain on sale-leaseback
Changes in deferred gains on sale-leaseback transactions of heavy equipment are summarized below.

	December 31, 2021	December 31, 2020
		Note 22
Balance, beginning of year	$4,748	$6,593
Amortization of deferred gain on sale-leaseback	(1,794)	(1,845)
Balance, end of year	$2,954	$4,748
The gain on sale was deferred and is being amortized under depreciation in the Consolidated Statements of Operations and Comprehensive Income over the expected useful life of the equipment.